Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$305	$329,742
5.00%, 09/01/22	65	72,354
5.00%, 09/01/23 (PR 09/01/22)	150	167,718
Series A, 5.00%, 09/01/22	250	279,333
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	90	98,680
Series B, 5.00%, 01/01/22	570	623,175
Series B, 5.00%, 05/01/22	360	398,099
Series C, 5.00%, 09/01/22	170	190,111
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	202,100
State of Alabama GO, Series A, 5.00%, 08/01/22	690	768,839

		3,130,151

Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	284,919

Arizona — 3.5%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/22	140	154,798
Series B, 5.00%, 06/01/22	75	82,928
Series C, 5.00%, 06/01/22	140	154,798
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/34 (PR 07/01/22)	1,100	1,223,354
Series A, 5.00%, 07/01/22	745	828,269
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	460,272
Arizona State University RB, Series A, 5.00%, 07/01/22	230	255,638
Arizona Transportation Board RB, 5.00%, 07/01/22	540	600,356
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	195	218,542
Series A, 5.00%, 10/01/22 (ETM)	125	140,158
City of Chandler AZ GOL, 4.00%, 07/01/22	120	129,872
City of Chandler AZ RB, 5.00%, 07/01/22	100	111,086
City of Mesa AZ RB, 5.00%, 07/01/22	250	277,563
City of Phoenix AZ GO, 4.00%, 07/01/22	200	216,634
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	375	406,301
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	640	711,142
Series A, 5.00%, 07/01/22	265	294,701
Series B, 5.00%, 07/01/22	650	722,852
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	239,228
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	60,394
Series C, 4.00%, 07/01/22	105	113,796
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	155,435
Series A, 5.00%, 07/01/22	45	49,961
County of Pima AZ GOL, 4.00%, 07/01/22	145	156,842
County of Pima AZ RB, 5.00%, 07/01/22	110	122,161
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	105	116,736
Maricopa County Community College District GO, 5.00%, 07/01/22	425	472,761
Maricopa County High School District No. 210-Phoenix GO, Series E, 5.00%, 07/01/22	50	55,589
Maricopa County High School District No. 210-Phoenix GOL, 5.00%, 07/01/22	475	528,091

Security	Par (000)	Value

Arizona (continued)
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	$50	$54,665
Series A, 5.00%, 01/01/22	35	38,265
Series A, 5.00%, 12/01/22	200	225,656
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	330	366,884
State of Arizona COP, 5.00%, 09/01/22	370	413,172
University of Arizona (The) RB
5.00%, 06/01/22	220	243,839
Series A, 5.00%, 06/01/22	80	88,669

		10,491,408

Arkansas — 0.2%
State of Arkansas GO, 5.00%, 10/01/22	310	347,324
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	151,713

		499,037

California — 7.5%
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	207,827
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	249,850
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	23,924
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	57,778
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	86,332
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	175	192,472
Series A, 5.00%, 10/01/22	165	185,854
Series C, 5.00%, 08/01/31(b)(c)	355	399,797
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	111,116
Series A, 5.00%, 10/01/22	290	326,943
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	21,591
Series A, 5.00%, 04/01/22	105	116,105
Series B, 5.00%, 10/01/22	410	461,275
Series C, 5.00%, 11/01/22	135	152,314
Series D, 5.00%, 09/01/22	210	235,590
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	225,118
Series F, 5.00%, 05/01/22	260	288,337
Series G, 5.00%, 11/01/22	95	107,184
Series H, 5.00%, 12/01/22	335	379,032
California State University RB
Series A, 5.00%, 11/01/22	325	367,016
Series C, 5.00%, 11/01/22 (AGM)	30	33,878
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	55,089
Series A, 5.00%, 05/15/22	100	110,177
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	96,504
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	120	134,467
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	45	50,571
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	27,896
City of Los Angeles CA Wastewater System Revenue RB, Series C, 5.00%, 06/01/22	60	66,858

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	$30	$33,315
Series C, 5.00%, 05/15/22	45	49,973
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	89,905
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	27,409
5.00%, 11/01/22	255	287,704
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	95	106,142
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	96,096
County of Los Angeles CA COP, 5.00%, 09/01/22	130	145,926
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	44,835
Dublin Unified School District GO, 5.00%, 08/01/22	200	223,922
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	80	89,144
East Side Union High School District GO, 5.00%, 08/01/22	140	156,524
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	57,778
Evergreen School District GO, 5.00%, 09/01/22	100	112,381
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	20	22,417
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	76,899
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	52,806
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	96,073
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	27,277
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	145,673
Series G, 4.00%, 08/01/22	100	109,106
Series G, 5.00%, 08/01/22	125	140,070
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/22	100	111,667
Series B, 5.00%, 07/01/22	45	50,250
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	56,677
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	28,339
Los Angeles Department of Water & Power System
Revenue RB
Series A, 4.00%, 07/01/22	50	54,400
Series B, 5.00%, 07/01/22	180	201,001
Series C, 4.00%, 07/01/22	45	48,960
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/22	650	721,662
Series B, 5.00%, 07/01/22	220	244,255
Series B-1, 5.00%, 07/01/22	175	194,294
Series C, 5.00%, 07/01/22	205	227,601
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,033
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	173,939
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	105,831
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	56,190
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	153,661

Security	Par (000)	Value

California (continued)
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	$130	$146,940
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	48,019
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	86,099
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	22,155
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	27,896
Poway Unified School District GO, 5.00%, 08/01/22	15	16,789
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	38,290
Sacramento Municipal Utility District RB
5.00%, 07/01/22	60	67,111
5.00%, 08/15/22	50	56,120
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	340	377,743
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	293,428
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	463,392
Series D-1, 5.50%, 07/01/22 (NPFGC)	100	113,132
Series H-2, 5.00%, 07/01/22	75	83,773
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	83,796
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	105	116,384
Series D, 5.00%, 05/01/22	150	166,263
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	50	56,028
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	55,671
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	120,406
San Mateo County Community College District GO
4.00%, 09/01/22	30	32,815
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	168,850
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	96,181
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	71,668
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/22	110	120,051
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	38,324
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	112,119
Series E, 0.00%, 08/01/22(a)	50	48,163
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	53,010
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	70	67,231
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	48,034
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	128,864
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	44,691
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	105	113,724
Series O, 5.00%, 05/01/22	525	582,829

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	$150	$169,927
Series AS, 5.00%, 12/01/22	75	84,964
Series AW, 5.00%, 12/01/22	15	16,993
Series AX, 5.00%, 12/01/22	100	113,285
State of California GO
4.00%, 02/01/22	30	32,233
4.00%, 09/01/22	45	49,107
5.00%, 02/01/22	170	186,837
5.00%, 03/01/22	30	33,068
5.00%, 04/01/22	600	663,294
5.00%, 05/01/22	405	449,023
5.00%, 08/01/22	280	313,138
5.00%, 09/01/22	2,475	2,775,811
5.00%, 10/01/22	525	590,478
5.00%, 11/01/22	290	327,091
5.00%, 12/01/22	195	220,563
5.25%, 09/01/22	115	129,846
5.25%, 10/01/22	590	668,169
Series A, 5.00%, 09/01/22	105	117,762
Series B, 5.00%, 08/01/22	425	475,299
Series B, 5.00%, 09/01/22	1,200	1,345,848
Torrance Unified School District GO, 5.00%, 08/01/22	40	44,835
University of California RB
Series AO, 4.00%, 05/15/22	20	21,696
Series AO, 5.00%, 05/15/22	170	189,082
Series AR, 4.00%, 05/15/22	50	54,241
Series G, 5.00%, 05/15/22	40	44,467
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	240,382
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,011

		22,962,469

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	185	203,123
Series B, 5.00%, 03/01/22	200	219,752
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	225	253,177
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	19,391
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	133,748
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	20	22,525
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	150	164,141
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,000	1,094,920
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	253,694
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	310	349,534
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	295	332,621
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	85,755
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	84,568
University of Colorado RB
Series A-1, 4.00%, 06/01/22	120	129,738
Series B, 5.00%, 06/01/22	145	160,970

		3,507,657

Security	Par (000)	Value

Connecticut — 1.5%
Connecticut State Health & Educational Facilities Authority RB
Series A, 5.00%, 07/01/42(b)(c)	$350	$388,587
Series A-1, 5.00%, 07/01/42(b)(c)	345	383,036
Series E, 5.00%, 07/01/22	150	166,721
State of Connecticut GO
Series A, 4.00%, 03/01/22	50	53,445
Series A, 5.00%, 10/15/22	255	284,613
Series C, 5.00%, 06/01/22	70	77,214
Series C, 5.00%, 06/15/22	90	99,398
Series D, 5.00%, 06/15/22	20	22,088
Series D, 5.00%, 08/15/22	190	210,957
Series E, 5.00%, 08/15/22	175	194,303
Series E, 5.00%, 10/15/22	565	630,613
Series F, 4.00%, 11/15/22	675	733,705
Series F, 5.00%, 11/15/22	90	100,714
State of Connecticut Special Tax Revenue RB
series A, 5.00%, 01/01/22	100	109,028
Series A, 5.00%, 08/01/22	70	77,801
Series A, 5.00%, 09/01/22	340	378,797
Series A, 5.00%, 10/01/22	185	206,599
Series B, 5.00%, 08/01/22	135	150,044
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	114,809
Series A, 5.00%, 08/15/22	125	138,906

		4,521,378

Delaware — 0.5%
Delaware Transportation Authority RB
5.00%, 06/01/22	170	187,869
5.00%, 07/01/22	465	517,257
State of Delaware GO
Series B, 5.00%, 07/01/22	175	194,775
Series C, 5.00%, 03/01/22	350	385,133
Series D, 5.00%, 07/01/22	215	239,295
University of Delaware RB, Series A, 5.00%, 11/01/22	105	117,882

		1,642,211

District of Columbia — 1.3%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,215	1,347,022
Series B, 5.00%, 06/01/22	100	110,866
Series D, 5.00%, 06/01/22	210	232,819
Series E, 5.00%, 06/01/22	115	127,496
District of Columbia RB
5.00%, 07/15/22	75	83,053
Series A, 4.00%, 12/01/22	195	213,114
Series A, 5.00%, 12/01/22	465	524,320
Series C, 4.00%, 12/01/22	150	163,933
Series C, 5.00%, 12/01/22	190	214,238
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	175	196,185
Series C, 5.00%, 10/01/22	140	156,948
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	380	426,003
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/22	125	138,895

		3,934,892

Florida — 5.0%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	30	33,280

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	$265	$297,081
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	59,475
City of Jacksonville FL RB
5.00%, 10/01/22	330	367,919
Series A, 4.00%, 10/01/22	50	54,210
Series A, 5.00%, 10/01/22	100	111,477
Series C, 5.00%, 10/01/22	100	111,477
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	78,451
City of Tampa FL RB
5.00%, 10/01/22	205	229,477
Series A, 5.00%, 10/01/22	140	156,948
Series B, 5.00%, 10/01/22	75	84,080
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	274,091
Series P-2, 5.00%, 10/01/22	100	111,874
Series Q-1, 5.00%, 10/01/22	50	55,937
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	179,318
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	111,708
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	535	598,526
County of Miami-Dade FL GO, 5.00%, 07/01/22	140	155,520
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	115	128,388
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	221,975
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	263,214
Series B, 5.25%, 10/01/22 (AGM)	525	593,150
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	195	213,092
County of Palm Beach FL RB
5.00%, 05/01/22	60	66,384
5.00%, 06/01/22	100	110,955
5.00%, 11/01/22	45	50,633
Series A, 5.00%, 11/01/22	50	56,259
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	32,682
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	89,393
County of Sarasota FL RB, 5.00%, 10/01/22	55	61,622
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/22	630	699,457
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	328,521
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	363,265
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	275,667
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/22	620	689,490
Series B, 5.00%, 07/01/22	315	350,305
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	255,560
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	88,734
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	156,532

Security	Par (000)	Value

Florida (continued)
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	$65	$71,416
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	45	49,539
Series B, 5.00%, 07/01/22	265	291,728
Orange County School Board COP, Series D, 5.00%, 08/01/22	140	155,645
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	381,048
Series C, 4.00%, 10/01/22	175	190,701
Series C, 5.00%, 10/01/22	190	212,939
Series C, 5.25%, 10/01/22	130	146,702
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	250	280,175
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	305,151
Series B, 5.00%, 07/01/22 (AGM)	185	205,565
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	225	250,355
Series D, 5.00%, 08/01/22	150	166,904
Reedy Creek Improvement District GOL
5.00%, 06/01/22	90	99,672
Series A, 5.00%, 06/01/22	65	71,986
Series B, 4.00%, 06/01/22	160	172,752
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	346,172
Series D, 5.00%, 02/01/22	35	38,158
Series D, 5.00%, 11/01/22	85	94,945
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	142,886
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	315	349,344
Series B, 5.00%, 07/01/22	20	22,181
Series C, 5.00%, 07/01/22	250	277,257
State of Florida GO
Series A, 5.00%, 06/01/22	455	504,441
Series A, 5.00%, 07/01/22	95	105,648
Series B, 5.00%, 06/01/22	450	498,897
Series C, 5.00%, 06/01/22	440	487,810
Series E, 5.00%, 06/01/22	30	33,260
State of Florida Lottery Revenue RB
5.00%, 07/01/22	50	55,558
Series A, 5.00%, 07/01/22	880	977,821
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	127,636

		15,280,419

Georgia — 1.4%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/22	700	787,619
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	175	193,807
Series B, 5.00%, 10/01/22 (GTD)	100	112,172
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	70	76,840
Gwinnett County School District GO, 5.00%, 02/01/22	345	378,272
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	150,339
State of Georgia GO
Series A, 5.00%, 02/01/22	100	109,644
Series A-1, 5.00%, 02/01/22	215	235,735
Series C, 4.00%, 09/01/22	280	304,662
Series C, 4.00%, 10/01/22	1,115	1,215,774

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series D, 5.00%, 02/01/22	$340	$372,789
Series E, 5.00%, 12/01/22	250	281,980

		4,219,633

Hawaii — 3.2%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	150	166,607
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,284,164
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	138,979
Series B, 5.00%, 07/01/22	120	133,303
City & County of Honolulu HI GO
3.00%, 09/01/22	100	105,693
5.00%, 09/01/22	50	55,867
Series A, 5.00%, 10/01/22	785	880,032
Series A, 5.00%, 11/01/22 (ETM)	25	28,101
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,248,100
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,320,759
Series B, 5.00%, 10/01/22 (ETM)	125	140,132
Series B, 5.00%, 11/01/22	90	101,173
Series C, 5.00%, 10/01/22	170	190,580
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	162,013
Series B, 5.00%, 09/01/22	170	189,946
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	22,217
State of Hawaii GO
5.00%, 10/01/22	110	123,280
Series EE, 4.00%, 11/01/22 (ETM)	35	38,228
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	651,949
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	129,266
Series EF, 5.00%, 11/01/22	220	247,236
Series EP, 5.00%, 08/01/22	140	156,040
Series EZ, 5.00%, 10/01/22	175	196,128
Series FE, 5.00%, 10/01/22	230	257,768
Series FH, 5.00%, 10/01/22	455	509,932
Series FN, 5.00%, 10/01/22	45	50,433
Series FT, 5.00%, 01/01/22	225	245,875

		9,773,801

Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/22	205	226,947
Series A, 5.00%, 07/15/22	150	166,059

		393,006

Illinois — 2.0%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	205	223,354
Series B, 5.00%, 01/01/22	145	157,982
Series C, 5.00%, 01/01/22	280	305,068
Series D, 5.00%, 01/01/22	120	130,744
Illinois Finance Authority RB
5.00%, 07/01/22	55	60,997
5.00%, 10/01/22	25	27,795
Series A, 5.00%, 10/01/22	65	72,610
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	230	257,816
Series D, 5.00%, 01/01/22	125	136,066
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,629
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	61,497

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO
0.00%, 08/01/22(a)	$100	$91,805
4.00%, 02/01/22	55	57,208
4.00%, 09/01/22	100	104,891
5.00%, 02/01/22	595	633,240
5.00%, 05/01/22	370	396,033
Series A, 4.00%, 01/01/22	280	290,881
Series A, 5.00%, 10/01/22	535	578,035
Series A, 5.00%, 12/01/22	500	540,545
Series B, 5.00%, 09/01/22	300	323,535
Series B, 5.00%, 10/01/22	170	183,675
Series D, 5.00%, 11/01/22	800	863,344
State of Illinois RB
5.00%, 06/15/22	195	210,050
Series C, 5.00%, 06/15/22	100	107,718
University of Illinois RB, Series A, 5.00%, 04/01/22	105	114,825

		5,935,343

Indiana — 0.5%
Ball State University RB
5.00%, 07/01/22	45	49,975
Series R, 5.00%, 07/01/22	100	111,055
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	137,055
Series A, 5.00%, 10/01/22	155	173,096
Series A, 5.00%, 12/01/22	210	236,348
Series B, 5.00%, 02/01/22	145	158,984
Indiana University RB
5.00%, 08/01/22	85	94,846
Series A, 5.00%, 06/01/22	225	249,649
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	27,547
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	48,413
Purdue University RB, Series A, 5.00%, 07/01/22	140	155,777

		1,442,745

Iowa — 0.7%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,934
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	138,398
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	227,031
Series E, 5.00%, 06/01/22	195	215,957
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	60	66,377
Iowa City Community School District RB, 5.00%, 06/01/22	120	132,401
Iowa Finance Authority RB, 5.00%, 08/01/22	405	451,911
Iowa State Board of Regents RB, 4.00%, 09/01/22	215	233,051
State of Iowa RB, Series A, 5.00%, 06/01/22	570	631,258

		2,123,318

Kansas — 0.5%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	100	111,830
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	820	917,006
Series B, 5.00%, 09/01/22	105	117,422
Series C, 5.00%, 09/01/22	100	111,830
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	138,861

		1,396,949

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	$100	$111,565

Louisiana — 0.7%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	54,602
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	85	94,887
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/22	20	22,090
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	75,301
Series A-1, 5.00%, 05/01/22	70	77,187
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	161,386
Series A, 5.00%, 09/01/22	100	111,604
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	206,273
Series B, 5.00%, 08/01/22	50	55,588
Series B, 5.00%, 10/01/22	90	100,716
Series C, 4.00%, 07/15/22	140	151,327
Series C, 5.00%, 07/15/22	100	111,137
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	328,518
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	556,810
State of Louisiana RB, Series A, 5.00%, 06/15/22	25	27,641

		2,135,067

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	435	485,195
Series A, 5.00%, 11/01/22	100	112,312
Series B, 5.00%, 11/01/22	85	95,465
Series C, 5.00%, 11/01/22	270	303,242
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	172,135
State of Maine GO, Series B, 5.00%, 06/01/22	110	121,985

		1,290,334

Maryland — 4.0%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	252,412
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	149,884
Series D, 5.00%, 07/01/22	50	55,543
County of Anne Arundel MD GOL, 5.00%, 04/01/22	130	143,352
County of Baltimore MD COP, 5.00%, 10/01/22	60	66,946
County of Baltimore MD GO
5.00%, 02/01/22	150	164,466
Series B, 5.00%, 08/01/22	200	223,040
Series C, 4.00%, 09/01/22	165	179,429
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	40	44,410
County of Charles MD GO
5.00%, 03/01/22	150	164,935
5.00%, 10/01/22	500	560,695
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	223,040
County of Howard MD GO, 5.00%, 02/15/22	350	384,265
County of Montgomery MD GO
5.00%, 11/01/22	110	123,693
Series A, 5.00%, 12/01/22	180	202,963
Series B, 5.00%, 12/01/22	120	135,308
Series C, 5.00%, 10/01/22	500	560,695
County of Prince George’s MD COP, 5.00%, 10/15/22	50	56,041
County of Prince George’s MD GOL, Series C, 5.00%, 08/01/22	500	557,600
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	216,261

Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority RB, 5.00%, 07/01/22	$160	$177,835
State of Maryland Department of Transportation RB
5.00%, 04/01/22	60	66,145
5.00%, 09/01/22	375	419,482
5.00%, 10/01/22	250	280,430
State of Maryland GO
First Series C, 4.00%, 08/15/22	210	228,175
Series A, 5.00%, 03/01/22	150	164,935
Series A, 5.00%, 08/01/22	1,085	1,209,992
Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,429,337
Series B, 5.00%, 08/01/22	1,655	1,845,656
Series C, 5.00%, 08/01/22	660	736,032
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/22	1,030	1,142,219

		12,165,216

Massachusetts — 3.6%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	485,311
City of Boston MA GO, Series B, 5.00%, 04/01/22	250	276,373
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	280	320,387
Commonwealth of Massachusetts GOL
5.00%, 07/01/22	100	111,238
Series A, 5.00%, 05/01/22	60	66,367
Series A, 5.00%, 07/01/22	410	456,076
Series B, 5.00%, 08/01/22	270	301,190
Series B, 5.25%, 08/01/22	210	235,803
Series B, 5.25%, 09/01/22 (AGM)	485	546,197
Series C, 5.00%, 04/01/22	190	209,566
Series C, 5.00%, 08/01/22	215	239,837
Series C, 5.00%, 10/01/22	275	308,473
Series C, 5.00%, 07/01/24 (PR 07/01/22)	260	289,156
Series E, 5.00%, 09/01/22	105	117,455
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	435,439
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,436,784
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	640,908
Series F, 5.00%, 11/01/25 (PR 11/01/22)	100	112,269
Series F, 5.00%, 11/01/26 (PR 11/01/22)	200	224,880
Series H, 5.00%, 12/01/22	1,215	1,370,423
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	40	44,382
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	96,540
Series A, 5.00%, 07/01/22	805	894,975
Series A, 5.25%, 07/01/22	40	44,757
Series B, 5.25%, 07/01/22	290	324,487
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/22	135	150,722
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	24,170
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	111,086
Series A, 5.00%, 07/15/22	200	223,264
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,651
Massachusetts School Building Authority RB, Series A, 5.00%, 08/15/22	665	742,991
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	56,242
Series 2, 5.00%, 11/01/22	120	134,980

		11,054,379

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.6%
Michigan Finance Authority RB
4.00%, 10/01/22	$250	$272,675
5.00%, 08/01/22	80	88,815
5.00%, 10/01/22	75	84,129
Series B, 5.00%, 10/01/22	435	487,948
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	670	750,949
Series I, 5.00%, 04/15/22	145	159,858
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	272,163
Michigan State University RB, Series A, 5.00%, 08/15/22	270	299,951
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	90	100,298
State of Michigan GO
Series A, 5.00%, 12/01/22	470	530,123
Series B, 5.00%, 11/01/22	315	354,321
State of Michigan RB, 5.00%, 03/15/22	230	252,547
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	890	1,001,455
University of Michigan RB, Series A, 5.00%, 04/01/22	130	143,459

		4,798,691

Minnesota — 1.4%
County of Hennepin MN GO, Series B, 5.00%, 12/01/22	55	62,016
Metropolitan Council GO
5.00%, 03/01/22	75	82,508
Series B, 5.00%, 09/01/22	125	139,869
Series E, 5.00%, 09/01/22	100	111,895
Series I, 4.00%, 03/01/22	400	429,888
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	255	278,213
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	44,630
Minnesota Public Facilities Authority RB
5.00%, 03/01/22	65	71,419
Series A, 5.00%, 03/01/22	50	54,938
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	48,409
Series A, 5.00%, 01/01/22	45	49,085
State of Minnesota GO
5.00%, 08/01/22	750	836,873
Series A, 5.00%, 08/01/22	275	306,853
Series B, 5.00%, 08/01/22	920	1,026,563
Series F, 5.00%, 10/01/22	290	325,398
State of Minnesota RB, Series A, 5.00%, 06/01/22	115	127,428
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	125,526

		4,121,511

Mississippi — 0.3%
Mississippi Development Bank SO, 5.00%, 01/01/22	45	48,995
State of Mississippi GO
Series C, 5.00%, 10/01/22	70	78,404
Series F, 4.00%, 11/01/22	190	207,480
Series F, 5.25%, 10/01/22	100	112,781
Series H, 5.00%, 12/01/22	300	337,851

		785,511

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	83,773
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	88,490

Security	Par (000)	Value

Missouri (continued)
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	$180	$199,101
Series B, 5.00%, 05/01/22	295	326,388
Missouri State Board of Public Buildings RB
5.00%, 04/01/22	100	110,187
Series A, 4.00%, 04/01/22	175	188,246
Series A, 5.00%, 10/01/22	350	392,021
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,781
Series A, 5.00%, 07/01/22	265	295,107
University of Missouri RB, Series A, 5.00%, 11/01/22	405	455,139

		2,181,233

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	110,217

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	140	156,065
City of Omaha NE GO, Series B, 5.00%, 11/15/22	370	416,080
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	129,322
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	405,295
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	355	387,582
Series C, 5.00%, 01/01/22	160	174,685
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	147,598
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	279,232
Series AA, 5.00%, 02/01/22	55	60,233

		2,156,092

Nevada — 1.9%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	135	150,840
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	182,526
Series B, 5.00%, 06/15/22	230	254,431
Series C, 5.00%, 06/15/22	125	138,278
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	365	405,573
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	145	160,809
Series C, 5.00%, 07/01/22	150	166,354
County of Clark NV GOL
5.00%, 06/01/22	150	166,077
5.00%, 11/01/22	370	415,303
Series A, 5.00%, 07/01/22	85	94,371
Series A, 5.00%, 11/01/22	190	213,264
Series B, 5.00%, 11/01/22	220	246,937
County of Clark NV RB
5.00%, 07/01/22	305	338,535
Series A, 5.00%, 07/01/22	425	471,729
Nevada System of Higher Education RB
4.00%, 07/01/22	50	53,994
Series A, 4.00%, 07/01/22	25	26,997
Series B, 5.00%, 07/01/22	485	537,589
State of Nevada GOL
Series B, 4.00%, 08/01/22	135	146,540
Series C, 5.00%, 08/01/22	130	144,854
Series D1, 5.00%, 03/01/22	635	698,055

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	$440	$481,628
5.00%, 12/01/22	120	135,266
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/22 (PSF)	165	182,538

		5,812,488

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	100	111,474
Series D, 4.00%, 08/15/22	100	108,749

		220,223

New Jersey — 2.5%
Monmouth County Improvement Authority RB, 5.00%, 12/01/22 (GTD)	100	113,038
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	163,841
Series A, 4.00%, 07/01/22	150	159,801
Series B, 5.00%, 11/01/22	705	781,782
Series DDD, 5.00%, 06/15/22	100	109,522
Series II, 5.00%, 03/01/22	65	70,587
Series NN, 5.00%, 03/01/22	860	933,917
Series XX, 4.00%, 06/15/22	40	42,575
Series XX, 5.00%, 06/15/22 (SAP)	120	131,426
New Jersey Educational Facilities Authority RB 5.00%, 06/15/22	100	109,522
Series A, 5.00%, 07/01/22	350	389,977
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	199,735
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	411,041
Series AA, 5.00%, 06/15/22	215	235,790
Series AA, 5.00%, 06/15/22 (SAP)	130	142,571
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,325	2,585,725
Series B, 5.00%, 01/01/22	255	278,149
Series C, 5.00%, 01/01/22	355	387,227
State of New Jersey GO
5.25%, 08/01/22	175	195,841
Series T, 5.00%, 06/01/22	140	154,798

		7,596,865

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	111,395
County of Santa Fe NM GO, 5.00%, 07/01/22	140	155,648
New Mexico Finance Authority RB
5.00%, 06/15/22	310	343,855
Series D, 5.00%, 06/15/22	100	110,861
State of New Mexico GO
5.00%, 03/01/22 (ETM)	90	98,833
Series B, 5.00%, 03/01/22	400	439,720
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	465	516,550
Series B, 4.00%, 07/01/22	175	189,397
Series B, 5.00%, 07/01/22	225	249,259
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	221,436
Series C, 5.00%, 06/01/22	105	116,254

		2,553,208

Security	Par (000)	Value

New York — 9.2%
City of New York NY GO
Series 1, 5.00%, 08/01/22	$295	$328,893
Series A, 5.00%, 08/01/22	1,000	1,114,890
Series B, 5.00%, 08/01/22	500	557,445
Series B-1, 5.00%, 12/01/22	385	433,980
Series C, 5.00%, 08/01/22	1,475	1,644,463
Series D, 5.00%, 08/01/22	145	161,659
Series E, 5.00%, 08/01/22	240	267,542
Series E, 5.25%, 08/01/22	290	325,450
Series G, 5.00%, 08/01/22	100	111,489
Series H, 5.00%, 08/01/22	285	317,744
Series I, 5.00%, 03/01/22	75	82,447
Series I, 5.00%, 08/01/22	210	234,126
Series J, 5.00%, 08/01/22	580	646,637
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	132,058
Long Island Power Authority RB
5.00%, 09/01/22	100	111,733
Series B, 5.00%, 09/01/22	170	189,946
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	124,041
Series A-1, 5.00%, 11/15/22	125	140,308
Series A-2, 5.00%, 11/15/22	300	336,741
Series B, 5.00%, 11/15/22	700	785,729
Series B, 5.25%, 11/15/22 (AMBAC)	35	39,544
Series B-2, 5.00%, 11/15/22	595	667,870
Series C, 5.00%, 11/15/22	230	258,168
Series C, 5.00%, 11/15/22 (ETM)	20	22,621
Series D, 5.00%, 11/15/22	45	50,511
Series D-1, 5.00%, 11/01/22	380	426,010
Series E, 5.00%, 11/15/22	25	28,062
Series F, 5.00%, 11/15/22	255	286,230
Series H, 4.00%, 11/15/22	115	125,389
Series H, 4.00%, 11/15/22 (ETM)	40	43,951
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	137,185
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	128,601
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	27,918
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/22	95	105,190
5.00%, 11/01/22	605	681,345
Series A-1, 5.00%, 08/01/22	200	223,354
Series A-1, 5.00%, 11/01/22	130	146,405
Series B, 5.00%, 11/01/22	275	309,702
Series B-1, 4.00%, 08/01/22	70	76,114
Series B-1, 5.00%, 08/01/22	110	122,845
Series B-1, 5.00%, 11/01/22	110	123,881
Series C, 5.00%, 11/01/22	670	754,547
Series D, 5.00%, 11/01/22	205	230,869
Series E-1, 5.00%, 02/01/22	185	203,082
Series F-1, 5.00%, 02/01/22	200	219,548
New York City Water & Sewer System RB
Series DD, 4.00%, 06/15/22	60	65,183
Series DD, 5.00%, 06/15/22	215	239,514
Series EE, 4.00%, 06/15/22	205	222,708
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	55,673
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	230,389

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	$65	$73,475
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	28,269
New York State Dormitory Authority RB
5.00%, 03/15/22	100	110,159
Series A, 0.00%, 05/15/22 (NPFGC)(a)	25	24,113
Series A, 5.00%, 02/15/22	405	444,872
Series A, 5.00%, 03/15/22	405	446,343
Series A, 5.00%, 04/01/22 (SAW)	130	143,315
Series A, 5.00%, 07/01/22	835	927,265
Series A, 5.00%, 10/01/22	50	56,319
Series A, 5.00%, 10/01/22 (SAW)	240	269,096
Series A, 5.50%, 05/15/22 (AMBAC)	100	112,068
Series B, 4.00%, 10/01/22	75	82,147
Series B, 4.00%, 10/01/22 (SAW)	125	136,092
Series C, 5.00%, 03/15/22	980	1,080,197
Series D, 5.00%, 02/15/22	1,310	1,438,969
Series E, 5.00%, 02/15/22	250	274,612
Series E, 5.00%, 03/15/22	345	380,049
Series F, 5.00%, 10/01/22 (AGM)	240	269,854
Series H, 5.00%, 10/01/22 (SAW)	100	112,106
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/22	935	1,041,889
Series B, 4.00%, 11/15/22	80	87,798
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	240	265,116
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	145	159,851
Series I, 5.00%, 01/01/22	130	142,323
Series J, 5.00%, 01/01/22	195	213,484
Series K, 4.00%, 01/01/22	180	192,692
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	1,825	2,010,402
Series A-2, 5.50%, 03/15/22 (NPFGC)	65	72,441
Series C, 5.00%, 03/15/22	125	137,699
Series D, 5.00%, 03/15/22	480	528,763
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	310,951
Series 189, 5.00%, 05/01/22	60	66,522
Series 194, 5.00%, 10/15/22	175	197,087
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	450	508,009
State of New York GO, Series A, 5.00%, 03/01/22	100	110,362
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	219,360
Series A, 5.00%, 11/15/22	330	372,240
Series B, 5.00%, 11/15/22	245	276,784
Series B-1, 5.00%, 11/15/22	185	209,000

		27,831,823

North Carolina — 3.5%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	32,417
City of Charlotte NC GO, Series A, 5.00%, 07/01/22	325	361,426
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	54,979
City of Raleigh NC GO
Series A, 5.00%, 09/01/22	250	279,655
Series B, 4.00%, 04/01/27 (PR 04/01/22)	1,000	1,075,090
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	20	21,781
County of Boncombe NC RB, 5.00%, 06/01/22	45	49,890

Security	Par (000)	Value

North Carolina (continued)
County of Buncombe NC GO, 5.00%, 06/01/22	$100	$110,866
County of Durham NC GO, 5.00%, 10/01/22	360	403,819
County of Forsyth NC GO, 5.00%, 12/01/22	275	310,178
County of Guilford NC GO
Series A, 5.00%, 02/01/22	225	246,640
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,804,235
Series D, 5.00%, 08/01/22	115	128,212
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/22	135	151,014
Series B, 5.00%, 12/01/22	100	112,792
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	190,524
County of New Hanover NC GO, 5.00%, 08/01/22	400	446,208
County of Wake NC GO, Series 2010C, 5.00%, 03/01/22	100	109,984
County of Wake NC RB, Series A, 5.00%, 12/01/22	305	343,589
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	240,172
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	81,884
Series E, 5.00%, 01/01/22	120	131,014
State of North Carolina GO
Series A, 5.00%, 06/01/22	500	554,775
Series D, 4.00%, 06/01/22	605	654,096
State of North Carolina RB
5.00%, 03/01/22	210	230,685
Series C, 5.00%, 05/01/22	345	381,511

		10,507,436

Ohio — 4.2%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	54,679
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	101,418
City of Columbus OH GO
5.00%, 02/15/26 (PR 08/15/22)	1,000	1,116,450
Series 1, 5.00%, 07/01/22	205	227,913
Series A, 5.00%, 08/15/22	345	385,134
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	859,666
City of Columbus OH GOL
4.00%, 07/01/22	65	70,406
5.00%, 08/15/22	120	133,960
County of Franklin OH GOL, 5.00%, 06/01/22	160	177,386
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	221,732
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	195	219,262
Kent State University RB, Series A, 4.00%, 05/01/22	50	53,744
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	125,468
5.00%, 12/01/22	115	129,148
Series A, 5.00%, 12/01/22	60	67,424
Ohio State University (The) RB, Series D, 5.00%, 12/01/22	505	568,893
Ohio Water Development Authority RB
5.00%, 06/01/22	135	149,629
5.50%, 12/01/22	175	200,056
Series A, 5.00%, 06/01/22	215	238,297
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	495	557,801
Series 2015-A, 5.00%, 06/01/22	110	121,920
Series 2015-A, 5.00%, 12/01/22	200	225,374
Series B, 5.00%, 12/01/22	50	56,344

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
South-Western City School District GO, 5.00%, 12/01/36 (PR 06/01/22) (SD CRED PROG)	$1,800	$1,993,482
State of Ohio GO
Series A, 5.00%, 08/01/22	160	178,282
Series A, 5.00%, 09/01/22	225	251,399
Series A, 5.00%, 09/15/22	485	542,599
Series B, 4.00%, 11/01/22	100	109,166
Series B, 5.00%, 08/01/22	360	401,133
Series B, 5.00%, 09/01/22	270	301,679
Series C, 4.25%, 09/15/22	180	197,249
Series C, 5.00%, 08/01/22	145	161,568
Series C, 5.00%, 09/15/22	100	111,876
Series Q, 5.00%, 05/01/22	85	94,020
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,354,617
Series S, 5.00%, 04/01/22	50	55,080
Series T, 5.00%, 11/01/22	160	180,027
Series U, 5.00%, 10/01/22	200	224,012
State of Ohio RB
Series A, 5.00%, 04/01/22	355	390,865
Series B, 5.00%, 10/01/22	250	279,850

		12,889,008

Oklahoma — 0.6%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	75	80,781
Series A, 5.00%, 06/01/22	280	309,761
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	271,938
Series A, 5.00%, 07/01/22	180	199,791
Series C, 4.00%, 07/01/22	95	102,730
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	133,412
Oklahoma Municipal Power Authority RB, Series B, 5.00%, 01/01/22	105	114,427
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	270	294,848
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	285	313,794
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	121,860

		1,943,342

Oregon — 1.5%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	72,427
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	56,069
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC, GTD)(a)	55	53,051
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	50	48,187
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	110,981
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	84,515
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	125	138,656
County of Washington OR GOL, 5.00%, 06/01/22	50	55,448
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	400	443,924
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	85	93,729
Series C, 5.00%, 04/01/22	410	452,079
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	125	138,819
Portland Community College District GO, 5.00%, 06/15/22	395	438,612

Security	Par (000)	Value

Oregon (continued)
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	$330	$317,764
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	690	776,650
State of Oregon GO
Series A, 5.00%, 05/01/22	105	116,143
Series A, 5.00%, 08/01/22	50	55,776
Series D, 5.00%, 05/01/22	225	248,877
Series F, 5.00%, 05/01/22	25	27,653
Series I, 5.00%, 08/01/22	255	284,458
Series L, 5.00%, 08/01/22	100	111,552
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	335,586
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	55,490

		4,516,446

Pennsylvania — 1.9%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	107,563
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	222,050
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	200	221,990
Commonwealth of Pennsylvania GO
First Series, 5.00%, 03/15/22	540	593,968
First Series, 5.00%, 04/01/22	295	324,969
First Series, 5.00%, 06/01/22	360	398,797
First Series, 5.00%, 06/15/22	125	138,651
First Series, 5.00%, 07/01/22	575	638,745
First Series, 5.00%, 09/15/22	320	357,898
Second Series, 5.00%, 01/15/22	345	377,340
Second Series, 5.00%, 08/15/22	130	144,998
Second Series, 5.00%, 09/15/22	100	111,843
Second Series, 5.00%, 10/15/22	100	112,149
Series T, 5.00%, 07/01/22	225	249,943
County of Montgomery GO, 5.00%, 05/01/22	175	193,520
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	50	55,528
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	250	279,852
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	50	54,576
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	223,700
Series A-1, 5.00%, 12/01/22	325	364,530
Series B, 5.00%, 06/01/22	150	164,973
Series B, 5.00%, 12/01/22	120	134,596
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	110,894
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	185	199,678

		5,782,751

Rhode Island — 1.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	520	574,454
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,005	1,124,444
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/22	250	280,265
Series B, 5.00%, 10/01/22	550	616,583
Series C, 5.00%, 10/01/22	175	196,070

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
State of Rhode Island COP, Series A, 5.00%, 10/01/22	$50	$55,689
State of Rhode Island GO, Series A, 5.00%, 05/01/22	75	82,851

		2,930,356

South Carolina — 0.7%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	35	38,466
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	337,326
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	54,651
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	110	117,933
Greenville County School District RB, 5.00%, 12/01/22	130	146,130
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	23,991
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	78,539
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	217,770
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	698,794
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	20	21,525
Series B, 5.00%, 04/01/22 (SAW)	400	441,192
University of South Carolina RB, 5.00%, 05/01/22	35	38,634

		2,214,951

Tennessee — 1.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/22	40	43,858
County of Hamilton TN GO, Series A, 5.00%, 05/01/22	140	154,857
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	233,005
County of Rutherford TN GO, 5.00%, 04/01/22	265	292,215
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	117,397
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	775	862,335
Series A, 5.00%, 01/01/22	215	235,165
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	360	399,333
State of Tennessee GO
Series A, 5.00%, 08/01/22	380	424,015
Series A, 5.00%, 09/01/22	140	156,653
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	32,337
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	196,725
Series A, 5.00%, 11/01/22	100	112,414
Series B, 5.00%, 11/01/22	140	157,380
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	147,628

		3,565,317

Texas — 10.4%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	27,415
Austin Community College District GOL, 5.00%, 08/01/22	35	38,922
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	95	105,320

Security	Par (000)	Value

Texas (continued)
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	$120	$133,787
Series A, 5.00%, 08/01/22	160	178,382
Series B, 5.00%, 08/01/22	75	83,570
Series B, 5.00%, 08/01/22 (PSF)	50	55,745
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	180	197,480
Series B, 5.00%, 02/15/22 (PSF)	35	38,399
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	136,742
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	54,041
Series A, 5.00%, 01/01/22	10	10,808
Central Texas Turnpike System RB, Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	171,736
City of Arlington TX GOL, 5.00%, 08/15/22	105	117,147
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	255	286,758
City of Austin TX GOL
4.50%, 09/01/22	75	82,739
5.00%, 09/01/22	290	324,307
Series A, 5.00%, 09/01/22	115	128,605
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	230	258,644
Series A, 5.00%, 05/15/22	75	82,959
Series A, 5.00%, 11/15/22	605	680,347
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	44,320
City of Carrollton TX GOL, 5.00%, 08/15/22	175	195,023
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	49,915
City of Dallas TX GOL, 5.00%, 02/15/22	190	207,998
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	310	347,014
City of El Paso TX GOL, 5.00%, 08/15/22	105	116,648
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/22	30	32,915
City of Fort Worth TX GOL, 5.00%, 03/01/22	85	93,327
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	455,189
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	115	126,357
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	138,591
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	415,062
Series C, 5.00%, 05/15/22	300	331,140
Series D, 5.00%, 11/15/22	85	95,352
City of Houston TX GOL, Series A, 5.00%, 03/01/22	290	318,174
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	88,949
City of Lubbock TX GOL, 5.00%, 02/15/22	55	60,312
City of Plano TX GOL
5.00%, 09/01/22	385	430,173
Series A, 5.00%, 09/01/22	125	139,666
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,250	1,369,170
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	43,806
City of San Antonio Texas RB, 5.00%, 02/01/22	125	136,795

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Clear Creek Independent School District GO
5.00%, 02/15/22 (PSF)	$100	$109,684
Series D, 5.00%, 02/15/22 (PSF)	190	208,400
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	111,633
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	109,540
County of Fort Bend TX GO, 5.00%, 03/01/22	175	192,096
County of Harris TX GOL, Series B, 5.00%, 10/01/22	85	95,234
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	217,004
Series B, 5.00%, 08/15/22	135	150,233
County of Tarrant TX GOL, 5.00%, 07/15/22	405	450,105
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	219,526
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	310	348,896
Series B, 4.00%, 12/01/22	150	163,933
Series B, 5.00%, 12/01/22	130	146,311
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	235	263,693
Series E, 5.00%, 11/01/22	130	145,873
Series F, 5.00%, 11/01/22	100	112,210
Series G, 5.00%, 11/01/22	25	28,053
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	80	87,810
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	105,900
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	80	89,332
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	140	153,595
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	225	246,789
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	117,537
5.00%, 11/15/22	25	27,908
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	378,366
Houston Community College System GOL, 5.00%, 02/15/22	90	98,645
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	275	301,559
Series A, 5.00%, 02/15/22 (PSF)	110	120,624
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	20	21,443
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	33,461
Series A, 5.00%, 08/15/22 (PSF)	45	50,192
Klein Independent School District GO
5.00%, 08/01/22 (PSF)	125	139,361
Series A, 5.00%, 02/01/22 (PSF)	175	191,831
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	345,505
Leander Independent School District GO
0.00%, 08/15/22(a)	50	47,849
Series A, 0.00%, 08/15/22 (PSF)(a)	135	129,620
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	478,630
Series A, 4.00%, 08/15/22 (PSF)	140	152,072
Series A, 5.00%, 08/15/22 (PSF)	45	50,220

Security	Par (000)	Value

Texas (continued)
Lone Star College System GOL
5.00%, 09/15/22	$215	$240,462
Series B, 5.00%, 02/15/22	135	148,073
Lower Colorado River Authority RB
5.00%, 05/15/22	480	529,685
Series B, 5.00%, 05/15/22	130	143,456
Series D, 5.00%, 05/15/22	50	55,176
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	128,268
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	134,774
Series B, 5.00%, 11/01/22	120	134,774
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	125	139,244
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	22,219
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	61,284
5.25%, 02/01/22 (PSF)	165	181,797
North Texas Municipal Water District RB
5.00%, 06/01/22	295	326,966
6.25%, 06/01/22	85	97,138
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	312,942
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	680	742,580
Series B, 5.00%, 01/01/22	180	196,565
Northside Independent School District GO
5.00%, 06/15/22 (PSF)	360	399,316
5.00%, 08/15/22 (PSF)	345	384,803
Series A, 5.00%, 06/01/22 (PSF)	75	83,083
Northwest Independent School District GO
5.00%, 02/15/22 (PSF)	100	109,684
Series A, 5.00%, 02/15/22 (PSF)	200	219,368
Permanent University Fund — Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	111,147
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/22	75	83,406
Permanent University Fund RB — Texas A&M University System, 5.00%, 07/01/22	330	366,785
Pflugerville Independent School District GO, 5.00%, 02/15/22 (PSF)	150	164,644
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	65,921
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	156,624
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	610	669,237
5.00%, 08/15/22 (PSF)	100	111,569
San Antonio Water System RB
5.00%, 05/15/22	170	188,060
5.00%, 05/15/22 (ETM)	290	320,691
Series A, 5.00%, 05/15/22	115	127,070
Series B, 5.00%, 05/15/22	200	220,992
San Jacinto College District GOL, 5.00%, 02/15/22	100	109,315
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	61,476
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	263,021

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	$100	$111,569
5.00%, 08/15/22 (PSF)	250	278,842
State of Texas GO
5.00%, 04/01/22	115	126,811
5.00%, 10/01/22	765	857,863
Series A, 5.00%, 10/01/22	920	1,031,678
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	117,051
5.00%, 12/01/22	45	50,584
Tarrant Regional Water District RB
5.00%, 03/01/22	265	290,888
5.00%, 09/01/22	125	139,505
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	83,003
Series B, 5.00%, 05/15/22	20	22,134
Series D, 5.00%, 05/15/22	215	237,940
Texas State University System RB
5.00%, 03/15/22	275	302,483
Series A, 5.00%, 03/15/22	455	500,596
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	930	1,043,200
Series A, 5.00%, 04/01/22	335	369,498
Series A, 5.00%, 10/01/22	240	269,213
Texas Water Development Board RB, Series A, 5.00%, 04/15/22	250	275,970
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	140	155,777
Trinity River Authority LLC RB, 5.00%, 02/01/22	135	147,459
University of Houston RB, Series A, 5.00%, 02/15/22	105	115,141
University of North Texas System RB
5.00%, 04/15/22	155	170,838
5.00%, 04/15/22 (ETM)	60	66,079
Series A, 5.00%, 04/15/22	150	165,327
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	460	513,659
Series B, 5.00%, 08/15/22	150	167,497
Series C, 5.00%, 08/15/22	410	457,827
Series E, 5.00%, 08/15/22	130	145,164
Series I, 5.00%, 08/15/22	510	569,491
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	100	96,923
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	178,868

		31,740,915

Utah — 1.1%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	40	44,816
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	130	144,214
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	240	259,889
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	22,208
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	76,304
State of Utah GO, 5.00%, 07/01/22	275	305,904
University of Utah (The) RB
Series A, 5.00%, 08/01/22	300	334,278
Series B, 5.00%, 08/01/22	300	334,278
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	575	635,185

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	$735	$813,976
Series A, 5.00%, 06/15/22	155	171,602
Series A, 5.25%, 06/15/22	180	201,143

		3,343,797

Vermont — 0.1%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	366,005
Series 5, 5.00%, 12/01/22	60	67,570

		433,575

Virginia — 4.8%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	139,385
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,347,426
Series B, 5.00%, 06/15/22 (SAW)	270	300,216
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	15	16,779
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	285	318,012
Series A, 5.00%, 09/01/22 (SAW)	165	184,572
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	150	165,098
Series B, 5.00%, 07/15/22	100	111,477
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	225	249,649
County of Fairfax VA GO
Series A, 5.00%, 10/01/22 (SAW)	410	460,316
Series B, 4.00%, 10/01/22 (SAW)	105	114,626
Series B, 5.00%, 10/01/22 (SAW)	50	56,136
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	33,175
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	84,647
University of Virginia RB, Series A, 5.00%, 06/01/22	125	138,694
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	50,709
Virginia College Building Authority RB
5.00%, 02/01/22	75	82,214
5.00%, 02/01/23 (PR 02/01/22)	1,000	1,096,330
5.00%, 02/01/25 (PR 02/01/22)	110	120,596
Series 2, 5.00%, 09/01/22	235	262,725
Series A, 5.00%, 02/01/22	200	219,236
Series A, 5.00%, 09/01/22	840	939,941
Series B, 5.00%, 09/01/22	450	503,671
Series D, 5.00%, 02/01/22	90	98,656
Series E-2, 5.00%, 02/01/22	50	54,809
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	405	448,922
5.00%, 05/15/25 (PR 05/15/22)	1,020	1,129,436
Series A, 4.50%, 03/15/22	450	490,158
Series A, 5.00%, 09/15/25 (PR 03/15/22)	510	561,490
Series B, 5.00%, 05/15/22	175	193,979
Series C, 5.00%, 05/15/22	290	321,450
Virginia Public Building Authority RB
5.00%, 08/01/22	300	334,560
Series A, 5.00%, 08/01/22	525	585,480
Series B, 5.00%, 08/01/22	320	356,864
Series C, 5.00%, 08/01/22	310	345,712
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	585	653,311
Series A, 5.00%, 08/01/22	50	55,839
Series A, 5.00%, 08/01/22 (SAW)	75	83,758

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series B, 5.00%, 08/01/22	$360	$402,037
Series B, 5.00%, 08/01/22 (SAW)	410	457,876
Series B, 5.00%, 08/01/22 (ETM)	5	5,551
Virginia Resources Authority RB
5.00%, 10/01/22	40	44,829
5.00%, 11/01/22	530	595,614
5.00%, 11/01/22 (ETM)	10	11,227
Series A, 5.00%, 11/01/22	460	516,948

		14,744,136

Washington — 5.7%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/22	55	61,809
Series S-1, 5.00%, 11/01/22	70	78,666
Central Washington University RB, 5.00%, 05/01/22	50	54,991
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	220,484
5.00%, 05/01/22	360	397,994
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	750	826,815
Series A, 5.00%, 06/01/22	65	72,063
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	165	184,412
Series A, 5.00%, 01/01/22	115	125,670
Series A, 5.00%, 05/01/22	75	82,894
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	280	313,034
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	60	65,507
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	109,178
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	371,405
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	147,120
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	169,558
County of King WA GOL
4.00%, 12/01/22	20	21,892
5.00%, 01/01/22	100	109,303
5.00%, 07/01/22	180	200,119
5.25%, 01/01/22	80	87,918
Series C, 5.00%, 12/01/22	105	118,358
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	27,326
Series B, 5.00%, 07/01/22	610	678,180
Series C, 4.00%, 01/01/22	100	106,878
County of Snohomish WA GOL, 5.00%, 12/01/22	140	157,566
Energy Northwest RB, Series A, 5.00%, 07/01/22	860	957,180
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	136,316
King County Rural Library District GO, 4.00%, 12/01/22	250	272,965
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	430	484,554
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	155	174,556
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	320	360,598
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	370	416,812
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	372,125
Series B, 5.00%, 03/01/22	110	120,539

Security	Par (000)	Value

Washington (continued)
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	$75	$84,280
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	213,839
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	100	112,617
State of Washington COP
Series A, 5.00%, 07/01/22	125	138,744
Series B, 4.00%, 07/01/22	295	319,004
State of Washington GO
5.00%, 07/01/22	20	22,235
5.00%, 08/01/22	80	89,191
5.00%, 08/01/26 (PR 08/01/22)	1,750	1,951,233
Series 2013A, 5.00%, 08/01/22	245	273,148
Series A, 5.00%, 08/01/22	100	111,489
Series B, 5.00%, 02/01/22	250	273,980
Series B, 5.00%, 07/01/22	495	550,326
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	130,136
Series C, 5.00%, 06/01/22	40	44,346
Series C, 5.00%, 07/01/22	10	11,118
Series D, 5.00%, 02/01/22	120	131,510
Series D, 5.00%, 07/01/22	25	27,794
Series D, 5.25%, 02/01/22	100	110,206
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	62,175
Series F, 5.00%, 07/01/22	50	55,589
Series R-2012C, 4.00%, 07/01/22	480	519,922
Series R-2012D, 5.00%, 07/01/22	95	105,618
Series R-2015, 5.00%, 07/01/22	425	472,502
Series R-2015E, 5.00%, 07/01/22	330	366,884
Series R-2017A, 5.00%, 08/01/22	200	222,978
Series R-D, 5.00%, 08/01/22	250	278,723
State of Washington RB
Series C, 5.00%, 09/01/22	235	262,269
Series F, 5.00%, 09/01/22	435	485,617
University of Washington RB
5.00%, 04/01/22	165	181,899
Series A, 5.00%, 12/01/22	75	84,489
Series B, 5.00%, 06/01/22	100	110,895
Series C, 5.00%, 12/01/22	595	670,280
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	139,836
Washington State University RB
5.00%, 04/01/22	215	236,603
5.00%, 10/01/22	165	184,427
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	197,080
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	146,039

		17,463,806

West Virginia — 0.3%
State of West Virginia GO, Series A, 5.00%, 11/01/22	550	618,277
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	90	99,813
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	100	110,873

		828,963

Wisconsin — 3.6%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	109,070

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	$30	$33,166
Series N2, 5.00%, 05/15/22	75	83,025
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	210	232,695
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	95	101,847
Milwaukee County Metropolitan Sewer District GO
5.00%, 10/01/22	105	117,572
Series A, 4.00%, 10/01/22	45	48,993
Series A, 5.25%, 10/01/22	105	118,385
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	81,088
Series 1, 5.00%, 06/01/22 (ETM)	125	138,436
State of Wisconsin GO
5.00%, 11/01/22	55	61,846
Series 1, 5.00%, 11/01/22	245	275,498
Series 2, 5.00%, 05/01/22	175	193,520
Series 2, 5.00%, 11/01/22	955	1,073,879
Series 3, 4.00%, 11/01/22	95	103,804
Series 3, 5.00%, 11/01/22	415	466,659
Series D, 5.00%, 05/01/22	105	116,112
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	590	656,670
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	2,790	3,102,871
Series 1, 5.00%, 07/01/28 (PR 07/01/22)	2,000	2,224,280
Series 2, 5.00%, 07/01/22	755	840,315

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority RB 5.00%, 08/15/22	$165	$183,460
Series C, 5.00%, 08/15/22 (ETM)	40	44,531
Series E, 4.00%, 11/15/22	100	109,001
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	510,015

		11,026,738

Total Municipal Debt Obligations — 98.7% (Cost: $295,213,651)		300,395,296

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.27%(d)(e)	265	265,539

Total Short-Term Investments — 0.1% (Cost: $265,521)		265,539

Total Investments in Securities — 98.8% (Cost: $295,479,172)		300,660,835

Other Assets, Less Liabilities — 1.2%		3,634,955

Net Assets — 100.0%		$304,295,790

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	105	160	265	$265,539	$6,723	$(185)	$18

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$300,395,296	$—	$300,395,296
Money Market Funds	265,539	—	—	265,539

	$265,539	$300,395,296	$—	$300,660,835

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income (continued)

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

TA	Tax Allocation